UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		October 26, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]			[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		88
						----

Form 13F Information Table Value Total:		$58,245
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON RENTS INC		COM		002535201	318		12050	SH		Sole				950		11100
ABIOMED INC		COM		003654100	799		82250	SH		Sole				34250		48000
ACE LTD			SHS		h0023r105	759		14190	SH		Sole				14190
ADVANCED AUTO PARTS	COM		00751y106	1055		26850	SH		Sole				26850
ALEXION PHARMA		COM		015351109	1002		22500	SH		Sole				12600		9900
ALTRIA GROUP INC	COM		02209s103	546		30650	SH		Sole				30650
AMDOCS LTD		ORD		G02602103	577		21450	SH		Sole				21450
AMERICAN ITALIAN PASTA	CL A		027070101	1220		44900	SH		Sole				19400		25500
AON CORP		COM		037389103	260		6400	SH		Sole				6400
APACHE CORP		COM		037411105	606		6600	SH		Sole				6600
APOLLO GROUP INC	CL A		037604105	825		11200	SH		Sole				11200
ASSURANT INC		COM		04621x108	715		22300	SH		Sole				1350		20950
ATWOOD OCEANICS		COM		050095108	564		16000	SH		Sole				1100		14900
BALLY TECHNOLOGIES INC	COM		05874b107	723		18850	SH		Sole				1700		17150
BIOMARIN PHARMA INC	COM		09061g101	447		24700	SH		Sole				1650		23050
BOSTON SCIENTIFIC CORP	COM		101137107	437		41300	SH		Sole				41300
BRISTOL MYERS SQUIBB CO	COM		110122108	788		35000	SH		Sole				35000
CAREER EDUCATION CORP	COM		141665109	825		33950	SH		Sole				2400		31550
CEPHALON INC		COM		156708109	245		4200	SH		Sole				4200
CEPHEID			COM		15670r107	549		41550	SH		Sole				2800		38750
CHARLES RIV LABS INTL	COM		159864107	1143		30900	SH		Sole				15750		15150
CIMAREX ENERGY CO	COM		171798101	804		18550	SH		Sole				1150		17400
COMCAST CORP		CL A		20030n101	738		43743	SH		Sole				43743
CONOCOPHILLIPS		COM		20825c104	711		15750	SH		Sole				15750
COVIDIEN LTD		SHS		g2554f105	658		15210	SH		Sole				15210
CVS CAREMARK CORP	COM		126650100	1276		35700	SH		Sole				35700
DELL INC		COM		24702r101	694		45500	SH		Sole				45500
DEVON ENERGY CORP	COM		25179m103	579		8600	SH		Sole				8600
EBAY INC		COM		278642103	1345		57000	SH		Sole				57000
EMC CORP		COM		268648102	523		30700	SH		Sole				30700
ENTEGRIS INC		COM		29362u104	617		124650	SH		Sole				7950		116700
ESTERLINE TECHNOLOGIES	COM		297425100	874		22300	SH		Sole				1350		20950
EXELIXIS INC		COM		30161q104	377		59050	SH		Sole				1950		57100
FAIR ISAAC & CO		COM		303250104	1094		50900	SH		Sole				17050		33850
FEDERATED INVESTORS INC	CL B		314211103	745		28250	SH		Sole				1700		26550
FOREST LABS INC		COM		345838106	737		25050	SH		Sole				25050
GENERAL DYNAMICS CORP	COM		369550108	552		8550	SH		Sole				8550
GILEAD SCIENCES INC COM	COM		375558103	767		16500	SH		Sole				16500
GOOGLE INC		CL A		38259p508	669		1350	SH		Sole				1350
GULFMARK OFFSHORE INC	COM		402629109	303		9250	SH		Sole				750		8500
HANOVER INS GROUP INC	COM		410867105	740		17900	SH		Sole				1100		16800
HESS CORP		COM		42809h107	249		4650	SH		Sole				4650
HEWLETT-PACKARD CO	COM		428236103	607		12850	SH		Sole				12850
IMMUNOGEN INC		COM		45253h101	423		52200	SH		Sole				3200		49000
INFORMATICA CORP	COM		45666q102	1038		45950	SH		Sole				16050		29900
INTUIT INC		COM		461202103	757		26550	SH		Sole				26550
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	353		35500	SH		Sole				35500
ITT EDUCATIONAL SVCS 	COM		45068b109	375		3400	SH		Sole				3400
J P MORGAN CHASE & CO	COM		46625h100	795		18150	SH		Sole				18150
KBR INC			COM		48242w106	640		27500	SH		Sole				1700		25800
LIBERTY ENT GROUP	COM SER A	53071m500	845		27150	SH		Sole				27150
MASTERCARD INC		CL A		57636q104	885		4380	SH		Sole				4380
MEDNAX INC		COM		58502b106	687		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	1019		27700	SH		Sole				27700
MF GLOBAL LTD		SHS		g60642108	644		88650	SH		Sole				5800		82850
MICROMET INC		COM		59509c105	695		104350	SH		Sole				38200		66150
MICROSOFT CORP		COM		594918104	1406		54675	SH		Sole				54675
MOLSON COORS BREWING	CL B		60871r209	609		12500	SH		Sole				12500
NATIONAL OILWELL VARCO	COM		637071101	1516		35150	SH		Sole				35150
NOVELL INC		COM		670006105	596		132050	SH		Sole				7600		124450
OCEANEERING INTL INC	COM		675232102	460		8100	SH		Sole				600		7500
PARTNERRE LTD		COM		g6852t105	689		8950	SH		Sole				8950
PATTERSON UTI ENERGY	COM		703481101	386		25550	SH		Sole				1800		23750
PDL BIOPHARMA INC	COM		69329y104	377		47850	SH		Sole				2950		44900
PERKINELMER INC		COM		714046109	631		32800	SH		Sole				1950		30850
PHILIP MORRIS INTL	COM		718172109	495		10150	SH		Sole				10150
POTASH CORP OF SASK INC	COM		73755l107	209		2310	SH		Sole				2310
QUALCOMM INC		COM		747525103	484		10750	SH		Sole				10750
REDWOOD TRUST INC	COM		758075402	456		29450	SH		Sole				1750		27700
RENAISSANCERE HOLD LTD	COM		G7496g103	646		11800	SH		Sole				650		11150
RENT-A-CENTER INC	COM		76009n100	489		25900	SH		Sole				1700		24200
SBA COMMUNICATIONS CORP	COM		78388j106	553		20450	SH		Sole				1350		19100
SEATTLE GENETICS INC	COM		812578102	652		46450	SH		Sole				22800		23650
SERVICE CORP INTL	COM		817565104	631		90000	SH		Sole				5700		84300
STATE STREET CORP	COM		857477103	1023		19450	SH		Sole				19450
STERIS CORP		COM		859152100	728		23900	SH		Sole				1450		22450
SURMODICS INC		COM		868873100	445		18100	SH		Sole				1150		16950
SYCAMORE NETWORKS INC	COM		871206108	387		128050	SH		Sole				8400		119650
SYMANTEC CORP		COM		871503108	213		12950	SH		Sole				12950
SYNOPSYS INC		COM		871607107	608		27100	SH		Sole				1650		25450
TELEPHONE & DATA SYS 	COM		879433100	552		17800	SH		Sole				1000		16800
TIME WARNER CABLE	COM		88732j207	659		15300	SH		Sole				15300
TRANSOCEAN INC		REG SHS		h8817h100	501		5854	SH		Sole				5854
TYCO INTERNATIONAL LTD	SHS		h89128104	308		8940	SH		Sole				8940
VISIONCHINA MEDIA INC	SPONS ADR	92833u103	572		71850	SH		Sole				4750		67100
WAL-MART STORES INC	COM		931142103	501		10200	SH		Sole				10200
WASHINGTON POST CO	CL B		939640108	641		1370	SH		Sole				100		1270
YAHOO INC		COM		984332106	604		33900	SH		Sole				33900